UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number: ___
 This Amendment (Check only one): |_| is a restatement.
                                  |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital International Limited
Address: Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cherylle Swan-Simons
Title:  Investment Associate
Phone:  441-236-3939

Signature, Place, and Date of Signing:


  /s/ Cherylle Swan-Simons            Hamilton, Bermuda         May 8, 2008
-----------------------------------   ------------------        -----------
     [Signature]                        [City, State]           [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          nil

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $2,056
                                            (thousands)

List of Other Included Managers: None

                      Cheyne Capital International Limited

                           Form 13F Information Table

                         TITLE OF                     VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS            CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------  --------        ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
AMERICA MOVIL SAB
 DE CV                   SPON ADR L SHS   02364W105   955      15000     SH            SOLE                15000
COMPANHIA VALE DO
 RIO DOCE                SPON ADR PFD     204412100   590      20250     SH            SOLE                20250
PETROLEO BRASILEIRO
 SA PETRO                SPONSORED ADR    71654V408   511       5000     SH            SOLE                 5000